IVY FUND

                               Ivy Bond Fund
                         Ivy Emerging Growth Fund
                              Ivy Growth Fund
                        Ivy Growth with Income Fund

                     Supplement Dated January 20, 1998
                    to Prospectus Dated April 30, 1997

                                     #

      Ivy Emerging Growth Fund has changed its name to Ivy US
Emerging Growth Fund.

                                     #

      As of September 5, 1997, shares of the four funds that comprise Mackenzie Series Trust (a separately registered investment company in the Ivy Mackenzie group of funds) are no longer available for purchase or exchange.

                                     #

      The "Class I" information presented in the "Ivy Bond Fund" section of the "Annual Fund Operating Expenses" table on page 3 is replaced in its entirety as follows:

      Class I ........    0.75%      0.00%    0.27%(3)     1.02%

                                     #

      The "Class I" information presented in the "Ivy Bond Fund" section of the "Examples" table on page 4 is replaced in its entirety as follows:

      Class I*** .....    $10        $31        $51        $102

                                     #

      The second paragraph under "Minimum Investment Policies" on page 15 is replaced in its entirety as follows:

      Accounts in Class I of Ivy Bond Fund can be opened with a minimum initial investment of $250,000; the minimum additional investment is $10,000. The minimum initial investment in Class I of Ivy Bond Fund may be spread over the thirteen month period following the opening of the account.

                                     #

      As of January 1, 1998, Advisor Class shares are offered through a separate prospectus to limited categories of investors.

                                     #

      The first paragraph under "Organization and Management of the Funds" on page 12 is replaced in its entirety as follows:

      Each Fund is organized as a separate, diversified portfolio of the Trust, an open-end management investment company organized as a Massachusetts business trust on December 21, 1983. The business and affairs of each Fund are managed under the direction of the Trustees. Information about the Trustees, as well as the Trust's executive officers, may be found in the SAI. The Trust has an unlimited number of authorized shares of beneficial interest, and currently has 18 separate portfolios. Each Fund has four classes of shares, designated as Class A, Class B, Class C and an Advisor Class (the latter of which is offered by a separate prospectus). Ivy Bond Fund has a fifth class of shares designated as Class I. Shares of each Fund entitle their holders to one vote per share (with proportionate voting for fractional shares). The shares of each class represent an interest in the same portfolio of Fund investments. Each class of shares, except for the Advisor Class and Class I of Ivy Bond Fund, has a different Rule 12b-1 distribution plan and bears different distribution fees. Class I shares are subject to lower administrative service and transfer agency fees than the Funds' Class A, Class B, Class C and Advisor Class shares. Each class of shares also has its own sales charge and expense structure that may affect its performance relative to a Fund's other classes of shares. Shares of each class have equal rights as to voting, redemption, dividends and liquidation but have exclusive voting rights with respect to their Rule 12b-1 distribution plans.

                                     #

      The fourth paragraph under "Exchange Privilege" on page 20 is replaced in its entirety as follows:

      Class I shareholders of Ivy Bond Fund may exchange their outstanding Class I shares for Class I shares of another Ivy fund on the basis of the relative NAV per Class I share. Exchanges from any class of Fund shares into an Ivy fund in which shares are not already held are subject to certain minimum investment restrictions. See "Exchange of Shares" in the SAI or contact IMSC at 1-800-777-6472 for further details.

                                     #

                           [logo] Ivy Mackenzie
                    Ivy Funds - A Growing Global Force
                        Via Mizner Financial Plaza
                         700 South Federal Highway
                         Boca Raton, Florida 33432
                              1-800-456-5111
16DOMABC0198















                                 IVY FUND

                               Ivy Bond Fund
                         Ivy Emerging Growth Fund
                              Ivy Growth Fund
                        Ivy Growth with Income Fund

                     Supplement Dated January 20, 1998
        to Statement of Additional Information Dated April 30,
1997

                                     #

      Ivy Emerging Growth Fund has changed its name to Ivy US
Emerging Growth Fund.

                                     #

      As of January 1, 1998, the Funds also offer Advisor Class shares, which are described in a separate prospectus and statement of additional information that may be obtained from the Distributor.

                                     #

      As of September 5, 1997, shares of the four funds that comprise Mackenzie Series Trust (a separately registered investment company in the Ivy Mackenzie group of funds) are no longer available for purchase or exchange.

                                     #

      The "Class I" subsection and the first paragraph of the "All Classes" subsection under "Exchange of Shares" are replaced in their entirety as follows:

      CLASS I. Subject to the restrictions set forth in the following paragraph, Class I shareholders of Ivy Bond Fund may exchange their outstanding Class I shares for Class I shares of another Ivy fund on the basis of the relative NAV per Class I share.

     ALL CLASSES. The minimum value of shares that may be exchanged into an Ivy fund in which shares are not already held is $1,000 ($5,000,000, in the case of Class I shares of Ivy Bond Fund). No exchange out of a Fund (other than by a complete exchange of all Fund shares) may be made if it would reduce the shareholder's interest in that Fund to less than $1,000 ($250,000, in the case of Class I shares of Ivy Bond Fund).


                           [logo] Ivy Mackenzie
                    Ivy Funds - A Growing Global Force
                        Via Mizner Financial Plaza
                         700 South Federal Highway
                         Boca Raton, Florida 33432
                              1-800-456-5111